SUBSEQUENT EVENTS (Details Narrative) - USD ($)																									1 Months Ended																	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 13, 2019	Mar. 07, 2019	Feb. 06, 2019	Jan. 07, 2019	Nov. 12, 2018	Oct. 05, 2018	May 07, 2018	Apr. 09, 2018	Apr. 05, 2018	Mar. 15, 2018	Feb. 12, 2018	Jan. 12, 2018	Dec. 11, 2017	Nov. 06, 2017	Oct. 09, 2017	Oct. 02, 2017	Jul. 14, 2017	Jul. 07, 2017	Jun. 05, 2017	May 09, 2017	Apr. 12, 2017	Mar. 06, 2017	Jan. 10, 2017	Jan. 09, 2017	Feb. 19, 2019	Feb. 14, 2019	Jan. 25, 2019	Nov. 30, 2018	Sep. 18, 2018	Jul. 25, 2018	Apr. 27, 2018	Mar. 29, 2018	Feb. 23, 2018	Feb. 15, 2018	Jan. 16, 2018	Dec. 27, 2017	Oct. 24, 2017	Oct. 16, 2017	Feb. 13, 2017	Jan. 27, 2017	Jan. 24, 2017	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Common stock, shares issued for services, amount																																										$ 738,050		$ 81,399	$ 89,834			$ 315,113	$ 239,294
Cash proceeds from common stock																																											$ 53,700					$ 20,547	$ 80,000
Non-related parties [Member]
Common stock, shares issued for services, shares	1,000,000	1,000,000		1,800,000	1,000,000	1,000,000	11,000,000	250,000	250,000	100,000	40,000	200,000	600,000	50,000	150,000	50,000	150,000	120,196	120,000	70,000	150,000	10,000	5,000	3,000	3,333,333	250,000	2,000,000	5,208,333	4,411,765	5,800,000	300,000	75,000	100,000	100,000	150,000	75,000	100,000	100,000	10,000	36,000	8,000
Common stock, shares issued for services, amount	$ 7,800	$ 9,600		$ 9,000	$ 11,500	$ 7,400	$ 34,100	$ 17,500	$ 19,750	$ 8,500	$ 3,216	$ 30,000	$ 72,000	$ 4,050	$ 5,495	$ 15,000	$ 13,350	$ 8,413	$ 10,000	$ 5,600	$ 22,500	$ 3,000	$ 1,250	$ 690	$ 40,000	$ 3,825	$ 8,800	$ 36,979	$ 30,000	$ 58,000	$ 10,050	$ 7,117	$ 8,810	$ 10,000	$ 22,500	$ 6,045	$ 8,010	$ 9,180	$ 2,100	$ 10,800	$ 2,080
Subsequent Event [Member] | Date 1 [Member]
Common stock, shares issued for services, shares																																														200,000
Common stock, shares issued for services, amount																																														$ 9,000
Subsequent Event [Member] | GHS Investments LLC [Member]
Common stock, shares sold			4,534,293
Cash proceeds from common stock			$ 13,784
Common stock price per share			$ 0.005
Common stock, fair market value per share			$ 0.00304
Subsequent Event [Member] | Non-related parties [Member]
Common stock, shares issued for services, shares				1,800,000																							2,000,000
Common stock, shares issued for services, amount				$ 9,000																							$ 8,800